Stockholders' Equity (Tables)	12 Months Ended
Mar. 31, 2013
Changes In Number Of Shares Issued And Treasury Stock

Changes in the number of shares issued and treasury stock during the years ended March 31, 2011, 2012 and 2013 were as follows:

	Total shares of common stock	Shares of treasury stock
Number of shares as of April 1, 2010	199,566,770	20,845,178

Purchase of shares	—	5,449,721
Sale of shares	—	(80)

Number of shares as of March 31, 2011	199,566,770	26,294,819

Purchase of shares	—	899
Sale of shares	—	(328)

Number of shares as of March 31, 2012	199,566,770	26,295,390

Purchase of shares	—	671
Exercise of stock options	—	(522,297)
Sale of shares	—	(76)

Number of shares as of March 31, 2013	199,566,770	25,773,688